Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

October 21, 2015

Via EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
ALPS/WMC Research Value Fund (the “Fund”)
File Nos.  33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated October 14, 2015, to the prospectus dated February 28, 2015, with respect to the Fund.  The purpose of this filing is to submit the 497(e) filing dated October 14, 2015 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg

JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP